October 30, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Attention:                                         Office of Filings, Information & Consumer Service

Re:                             Munder Series Trust (“Trust”) (File Nos. 333-102943 and 811-21294)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that the Prospectuses and the Statement of Additional Information dated October 28, 2014 for the Munder Bond Fund, Munder Emerging Markets Small-Cap Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder Integrity Mid-Cap Value Fund, Munder Integrity Small/Mid-Cap Value Fund, Munder International Fund-Core Equity, Munder International Small-Cap Fund, Munder Micro-Cap Equity Fund, Munder Mid-Cap Core Growth Fund and Munder Veracity Small-Cap Value Fund do not differ from those contained in Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 27, 2014 (0001104659-14-073947).

If you have any questions, please contact me at (617) 662-7193.

Sincerely,

/s/ Karen Jacoppo-Wood

Karen Jacoppo-Wood
Vice President

cc:                                A. Eisenbeis